Insurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2018
Life Insurance
Expected current period earnings impact in yield curve	1.00%